ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,	December 31,
	2019	2020
	RMB	RMB
User traffic direction fees	217,932	201,041
Payable for third-party service fee	145,834	196,718
Payable to institutional funding partners (1)	212,279	163,234
Accrued payroll and welfare	92,502	144,784
Lease liability	21,020	28,528
Others	31,351	75,456
Total	720,918	809,761
(1)	Payable to institutional funding partners mainly include amounts collected from the borrowers but have not been transferred to the institutional funding partners due to holiday breaks.